Intangible Asset (Details) - Schedule of Intangible Asset Relates to the Right-of-Use of an Electric Power Facility - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Asset [Abstract]
Balance, beginning of period	$ 1,314,028	$ 1,443,260	$ 1,572,500
Amortization	(129,230)	(129,232)	(129,240)
Balance, end of period	$ 1,184,798	$ 1,314,028	$ 1,443,260